UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23653

Thirdline Real Estate Income Fund

(Exact name of registrant as specified in charter)

1810 MacTavish Ave

Richmond, VA 23230

804-564-6810

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

109 Lakeland Ave

Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Wade Bridge

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

(513) 304-5605

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

ThirdLine
REAL ESTATE INCOME FUND

Semi-Annual Report
September 30, 2024
(Unaudited)

Thirdline Real Estate Income Fund

Table of Contents
For the Period Ended September 30, 2024 (Unaudited)

Schedule of Investments	2-7
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13-24
Supplemental Information	25-27
Privacy Notice	28

This report and the financial statements contained herein are provided for the general information of the shareholders of Thirdline Real Estate Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2024 (Unaudited)

Number of Shares		Fair Value
	PRIVATE DIRECT REAL ESTATE INVESTMENTS3 — 64.4%
	DEBT — 4.5%
—	PDOFQ2 22 Livingston Side Car, LLC, 12.56%, (1-Month Term SOFR + 7.60%), 6/30/24[1]	$3,000,000

	LLC Interests — 14.3%
—	3985 N Stone Ave, LLC[1,7]	1,065,000
—	Baywoods Road Owner, LLC[1,6,7]	2,270,000
—	Cook MHP Owner, LLC[1,6]	632,017
—	Excelsior Sandy Springs CIV, LLC[1,6,7]	536,591
—	Excelsior Stephenson Medical CIV, LLC[1,6,7]	729,870
—	GMF Granite Manager, LLC[1,6]	632,339
—	Old Courthouse Owner, LLC[1,6,7]	1,483,257
—	Riparian Baltimore SFR Investors I, LLC - Class A-2[1,6,8]	37,878
—	Riverwalk Acquisitions, LLC[1,6,7]	2,103,470
		9,490,422
	MEZZANINE DEBT — 12.1%
—	E 79th Street Mess Select, LP, 14.96%, (1-Month Term SOFR + 10.00%), 10/31/2025[1]	3,347,500
—	Premier Lexington Park, LLC, 9.00%, 03/31/2032[1]	1,463,000
—	Rhino Easton Owner, LLC, 14.50%, 12/31/2026[1]	1,202,000
—	Riparian Housing Investors I, LLC, 15.00%, 1/31/2025[1]	2,000,000
		8,012,500
	PREFERRED EQUITY — 33.5%
4,000,000	Beacon Partners Fund II, LP - Preferred[4]	4,080,657
—	Buchanan Mortgage Fund, LLC[1,6]	3,000,000
—	Detroit Portfolio Class A, LLC[1,6,7]	2,271,000
—	FC Starcast SA Investors, LLC - Class A Mezz[1,6,7]	1,991,000
—	NW Houston, LLC - Class A Mezz[1,7]	975,000
—	Plymouth Heritage Apts. JV, LLC - Class B,[1,7]	2,437,000
—	Rhino 20 Ledin Investors, LLC - Preferred Member[1,6,7]	1,808,000
1,500	Riparian Baltimore SFR Investors I, LLC - Class C6	2,009,000
—	River Mill Self Storage, LLC - Class B1,6,7	1,700,000
—	SP 1001 Music Row Investors, LLC[1,6,7]	2,000,000
		22,271,657
	SPONSOR PROFITS INTEREST — 0.0%
—	Premier Lexington Park, LLC - Class B1,6	—

	TOTAL PRIVATE DIRECT REAL ESTATE INVESTMENTS
	(Cost $43,163,691)	42,774,579

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2024 (Unaudited) (Continued)

Number of Shares		Fair Value
	PRIVATE REAL ESTATE INVESTMENT FUNDS — 49.2%
—	Barings Real Estate Debt Income Fund LP1,4	$5,075,808
2,847	CBRE U.S. Credit Partners, LP4	2,934,628
—	CMMPT-2, LP1,4	980,910
—	Goodman Capital Liquid Strategy Fund I, LLC[1,3]	6,098,631
2,984	Heitman Core Real Estate Income Trust[4]	1,919,744
—	IFM USIDF (Offshore) Class B, LP1,4	3,053,553
—	Infinity Re Impact III, LP1,4	3,878,592
150	Kairos Credit Strategies REIT, Inc. - Common[4]	1,533,350
—	Kayne Anderson Real Estate Debt IV, LP1,4	1,303,353
98,001	Peachtree SSC Mortgage REIT, LLC[4]	2,015,980
76,190	Sandpiper Lodging Trust - Class A - Common[3]	922,261
—	Stonehill Strat Hotel Credit Opportunity Fund[1,4]	454,000
2,533	TCM CRE Credit Fund, LP4	2,469,516

	TOTAL PRIVATE REAL ESTATE INVESTMENT FUNDS
	(Cost $32,277,524)	32,640,326

	PREFERRED STOCKS — 1.5%
	ENERGY, INFRASTRUCTURE & UTILITIES — 0.7%
3,750	CMS Energy Corp., 4.20%[5]	74,213
3,750	DTE Energy Co., 4.375%[5]	79,463
3,000	Duke Energy Corp., 5.750%[5]	75,030
3,000	NextEra Energy Capital Holdings, Inc., 5.650%[5]	74,430
3,100	Sempra Energy, 5.750%[5]	76,725
3,754	Southern Co/The, 4.200%[5]	82,926
		462,787
	REAL ESTATE — 0.8%
3,500	Agree Realty Corp., 4.250%[5]	73,885
2,500	American Homes 4 Rent, 5.875%[5]	63,175
2,500	Digital Realty Trust, Inc., 5.200%[5]	59,400
2,500	Federal Realty Investment Trust, 5.000%[5]	57,900
2,500	Kimco Realty Corp., 5.125%[5]	60,050
1,000	Mid-America Apartment Communities, Inc., 8.500%[5]	59,440
3,500	Public Storage, 3.900%[5]	65,450
2,500	Rexford Industrial Realty, Inc., 5.625%[5]	60,075
		499,375
	TOTAL PREFERRED STOCKS
	(Cost $884,233)	962,162

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2024 (Unaudited) (Continued)

Number of Contracts		Fair Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
	iShares Preferred and Income Securities ETF*
500	Exercise Price: $33.00, Notional Amount: $1,650,000, Expiration Date: October 18, 2024	$7,500
	TOTAL PUT OPTIONS
	(Cost $12,479)	7,500

	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $12,479)	7,500

Number of Shares
	SHORT—TERM INVESTMENTS — 0.1%
92,588	Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.82% [2,5]	92,588
	TOTAL SHORT—TERM INVESTMENTS
	(Cost $92,588)

	TOTAL INVESTMENTS — 115.2% (cost $76,430,515)	76,477,155
	Liabilities in Excess of Other Assets — (15.2%)	(10,079,214)
	TOTAL NET ASSETS — 100.0%	$66,397,941

*	Non-Income Producing

1	Investment does not issue or provide shares.

2	The rate is the annualized seven-day yield at period end.

3

Represents the fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $45,714,814 or 68.8% of net assets, were fair valued under the Fund’s valuation procedures and classified as Level 3 within the three tier fair value hierarchy as of September 30, 2024.

4	These investments are fair valued at the net asset value as practical expedient in accordance with the Fund’s valuation policies.

5

All or a portion of this security is segregated as collateral for written options. The value of the securities pledged as collateral was $1,054,750 which represents 1.6% of total net assets of the Fund.

6	Income is variable because it is distributed according to a cascading structure made up of sequential tiers.

7	Affiliated company.

8	Investment was received for investing in Riparian Housing Investors I, LLC - Class B-2 (preferred equity), but is in a separate share class (equity - Class A-2 shares).

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Summary of Investments
As of September 30, 2024 (Unaudited) (Continued)

Security Type	Percent of Total Net Assets
Private Direct Real Estate Invesmtents	64.4%
Private Real Estate Investment Funds	49.2%
Preferred Stocks
Energy, Infrastructure & Utilities	0.7%
Real Estate	0.8%
Purchased Options Contracts	0.0%
Short-Term Investments	0.1%
Total Investments	115.2%
Liabilities in Excess of Other Assets	(15.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2024 (Unaudited) (Continued)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
3985 N Stone Ave, LLC	Not Permitted	N/A	$—	$2,000,000	$1,065,000	7/20/2022	1.6%
Barings Real Estate Debt Income Fund LPb,d	Quarterly	90 Days	—	5,000,000	5,075,808	12/13/2021	7.6%
Baywoods Road Owner, LLC	Not Permitted	N/A	—	2,000,000	2,270,000	5/10/2022	3.4%
Beacon Partners Fund II, LP REIT[d]	Not Permitted	N/A	—	4,000,000	4,080,657	11/30/2021	6.1%
Buchanan Mortgage Fund, LLC	Not Permitted	N/A	—	3,000,000	3,000,000	9/30/2024	4.5%
CBRE U.S. Credit Partners LP	Quarterly	60 Days	—	3,000,000	2,934,628	7/7/2022	4.4%
CMMPT-2, LPd,f	Quarterly	90 Days	—	1,000,000	980,910	4/18/2022	1.5%
Cook MHP Owner, LLC	Not Permitted	N/A	—	794,871	632,017	4/8/2022	1.0%
Detroit Portfolio Class A, LLC	Not Permitted	N/A	—	2,500,000	2,271,000	10/5/2022	3.4%
E 79th Street Mess Select LP	Not Permitted	N/A	1,802,500	3,347,500	3,347,500	10/27/2022	5.0%
Excelsior Sandy Springs CIV, LLC	Not Permitted	N/A	—	575,000	536,591	2/17/2022	0.8%
Excelsior Stephenson Medical CIV, LLC	Not Permitted	N/A	—	650,000	729,870	10/6/2021	1.1%
FC Starcast SA Investors, LLC	Not Permitted	N/A	—	2,000,000	1,991,000	12/7/2022	3.0%
GMF Granite Manager, LLC	Not Permitted	N/A	—	353,010	632,339	4/1/2022	1.0%
Goodman Capital Liquid Strategy Fund I, LLC[d]	Not Permitted	N/A	—	6,000,000	6,098,631	4/14/2022	9.2%
Heitman Core Real Estate Income Trust[d,e]	Quarterly	90 Days	—	2,407,741	1,919,744	4/4/2022	2.9%
IFM USIDF (OFFSHORE) Class B, LP	Quarterly	60 Days	—	3,363,421	3,053,553	10/3/2022	4.6%
Infinity Re Impact III, LPd	Not Permitted	N/A	—	3,000,000	3,878,592	6/10/2022	5.8%
Kairos Credit Strategies REIT, Inc.[c,d]	Quarterly	90 Days	—	1,500,357	1,533,350	9/30/2021	2.3%
Kayne Anderson Real Estate Debt IV, LPd	Not Permitted	N/A	451,169	1,305,050	1,303,353	11/1/2021	2.0%
NW Houston, LLC	Not Permitted	N/A	—	1,035,000	975,000	7/21/2022	1.5%
Old Courthouse Owner, LLC	Not Permitted	N/A	—	1,207,226	1,483,257	2/8/2022	2.2%
PDOFQ2 22 Livingston Side Car, LLC	Not Permitted	N/A	—	3,000,000	3,000,000	9/28/2022	4.5%
Peachtree SSC Mortgage REIT, LLC[d,g]	No Restrictions	None	—	2,001,177	2,015,980	5/18/2022	3.0%

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Schedule of Investments
As of September 30, 2024 (Unaudited) (Continued)

Securities With Restrictions On Redemptions[a]	Redemptions Permitted	Redemption Notice Period	Unfunded Commitments	Cost	Fair Value	Original Acquisition Date	Percentage of Net Assets
Plymouth Heritage Apts. JV, LLC - Class B	Not Permitted	N/A	$—	$2,501,084	$2,437,000	12/30/2021	3.7%
Premier Lexington Park, LLC	Not Permitted	N/A	—	1,500,000	1,463,000	3/31/2022	2.2%
Premier Lexington Park, LLC - Class B	Not Permitted	N/A	—	—	—	3/31/2022	0.0%
Rhino 20 Ledin Investors, LLC	Not Permitted	N/A	—	1,800,000	1,808,000	1/4/2024	2.7%
Rhino Easton Owner, LLC	Not Permitted	N/A	—	1,200,000	1,202,000	12/1/2023	1.8%
Riparian Baltimore SFR Investors I, LLC	Not Permitted	N/A	—	2,000,000	2,009,000	7/7/2023	3.0%
Riparian Baltimore SFR Investors I, LLC - A-2 Shares	Not Permitted	N/A	—	—	37,878	7/7/2023	0.1%
Riparian Housing Investors I, LLC	Not Permitted	N/A	—	2,000,000	2,000,000	1/25/2024	3.0%
River Mill Self Storage, LLC	Not Permitted	N/A	300,000	1,700,000	1,700,000	12/22/2022	2.6%
Riverwalk Acquisitions, LLC	Not Permitted	N/A	—	2,000,000	2,103,470	6/14/2022	3.2%
Sandpiper Lodging Trust[d]	Not Permitted	N/A	—	800,000	922,261	9/30/2021	1.4%
SP 1001 Music Row Investors, LLC	Not Permitted	N/A	—	2,000,000	2,000,000	7/16/2024	3.0%
Stonehill Strat Hotel Credit Opportunity Fund[d]	Not Permitted	N/A	—	349,779	454,000	8/18/2023	0.7%
TCM CRE Credit Fund, LPd	Quarterly	90 Days	—	2,550,000	2,469,516	10/1/2021	3.7%
Totals			$2,553,669	$75,441,215	$75,414,905		113.6%

[a]	Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 3-year lock up period expiring 12/13/2024.

[c]

The Fund is limited to redemptions of 5% of the Fund NAV per quarter and 20% annually, and the company can delay or suspend these redemptions at their sole discretion. There are no redemptions for an investor in their first year of investment.

[d]

The Fund indirectly bears fees and expenses as an investor in the Private Real Estate Investment Funds. Each investor of each Private Real Estate Investment Fund will pay the investment manager of the Private Real Estate Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.00% per annum of the NAV of that Private Real Estate Investment Fund. Additionally, the investment manager of each Private Real Estate Investment Fund may generally receive a contingent incentive fee/allocation from each investor ranging from 10% to 100% of net new realized appreciation of that Private Real Estate Investment Fund over a return hurdle rate ranging from 6.0% to 12.0% as of the end of each performance period for which an incentive fee/allocation is calculated.

[e]

Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 1-year lock up period expiring 4/3/2024 and Redemption Interests will be redeemed in 20% quarterly increments following the Redemption Effective Date.

[f]	Quarterly redemptions, subject to a 90 day redemption notice period, allowed after an initial 2-year lock up period expiring 4/17/2024.

[g]	The Fund will not redeem more than 5% of the Fund NAV in a calendar year, redemptions are subject to availability of distributable cash as determined by the Company.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Assets and Liabilities
As of September 30, 2024 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $56,149,726)	$55,099,466
Investments in affiliated issuers, at value (cost $20,268,310)	21,370,189
Purchased options contracts, at value (cost $12,479)	7,500
Cash	1,247,372
Receivables:
Fund shares sold	197,838
Dividends and interest	1,440,706
Due from Advisor	19,181
Prepaid expenses	46,460
Prepaid commitment fees	12,750
Miscellaneous Assets	559
Total assets	79,442,021

Liabilities:
Line of Credit Payable	11,525,000
Payables:
Fund shares redeemed	1,044,541
Cash due to broker	305,692
Line of credit interest	61,630
Shareholder servicing fees	5,478
Audit fees	49,532
Fund administration fees	10,768
Trustees’ fees and expenses	20
Accrued other expenses	41,419
Total liabilities	13,044,080

Net Assets	$66,397,941

Components of Net Assets:
Paid-in capital (no par value per share with a public offering of unlimited shares authorized)	$66,616,072
Total distributable losses	(218,131)
Net Assets	$66,397,941

Maximum Offering Price per Share:
Shares Outstanding
Net assets applicable to shares outstanding	$66,397,941
Shares of common stock issued and outstanding	6,628,781
Net asset value per share	$10.02

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Operations
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends from unaffiliated issuers	$1,648,087
Dividends from affiliated issuers	146,343
Interest from unaffiliated issuers	841,556
Interest from affiliated issuers	920,491
Total investment income	3,556,477

Expenses:
Advisory fees	322,318
Line of credit interest expense	425,151
Audit fees	55,032
Shareholder servicing fees	49,338
Miscellaneous	43,851
Fund administration fees	31,385
Legal fees	24,820
Transfer agent fees and expenses	23,986
Shareholder reporting fees	23,941
Fund accounting fees	19,735
Registration fees	19,514
Interest expense	18,327
Chief Compliance Officer fees	15,997
Custody fees	12,486
Trustees’ fees and expenses	7,520
Insurance expenses	6,493
SEC fees	500
Total expenses	1,100,394
Advisory fees waived	(170,524)
Net expenses	929,870
Net investment income	2,626,607

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments in unaffiliated issuers	(202,453)
Investments in affiliated issuers	375,594
Purchased options contracts	36,546
Written options contracts	(73,556)
Net realized gain (loss)	136,131
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	(1,574,704)
Investments in affiliated issuers	1,321,175
Purchased options contracts	(4,364)
Written options contracts	(906)
Net change in unrealized appreciation/depreciation	(258,799)
Net realized and unrealized loss on investments	(122,668)

Net Increase in Net Assets from Operations	$2,503,939

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,626,607	$4,727,624
Net realized gain (loss) on investments, purchased option contracts, and written option contracts	136,131	(472,940)
Net change in unrealized appreciation/depreciation on investments, purchased option contracts, and written option contracts	(258,799)	(282,165)
Net increase in net assets resulting from operations	2,503,939	3,972,519

Distributions to Shareholders:
From distributable earnings	(2,285,479)	(276,697)
From return of capital	–	(3,887,019)
Total distributions to shareholders	(2,285,479)	(4,163,716)

Capital Transactions:
Sale of Shares	6,085,127	13,686,531
Reinvested Distributions	211,748	529,355
Shares Repurchased[1]	(5,087,640)	(6,748,330)
Net increase in net assets from capital transactions	1,209,235	7,467,556

Total increase in net assets	1,427,695	7,276,359

Net Assets:
Beginning of year	64,970,246	57,693,887
End of year	$66,397,941	$64,970,246

Capital Share Transactions:
Sale of Shares	603,726	1,351,899
Reinvested Distributions	21,195	52,747
Shares Repurchased	(505,534)	(667,360)
Net increase in capital share transactions	119,387	737,286

[1]	Net of $0 and $6,129, respectively, of repurchase fees.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Statement of Cash Flows
For the Six Months Ended September 30, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$2,503,939
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of investments	(7,621,679)
Sales of investments	5,202,498
Purchases of purchased options	(1,755,294)
Sales of purchased options	1,805,876
Premiums paid from written options	3,447,465
Proceeds received from closed written options	(3,533,727)
Sales of short-term investments, net	1,340,919
Return of capital distributions received	321,379
Net realized gain (loss)	(136,131)
Net change in unrealized appreciation/depreciation	258,799
Increase in dividends and interest receivable	(434,565)
Increase in due from Advisor	(19,181)
Increase in prepaid expenses	(19,831)
Decrease in prepaid commitment fees	6,985
Increase in miscellaneous assets	(245)
Decrease in line of credit interest	(11,739)
Decrease in advisory fees payable	(21,628)
Decrease in shareholder servicing fee	(2,050)
Decrease in audit fees payable	(18,468)
Decrease in fund administration fees payable	(6,814)
Decrease in trustees fees and expenses payable	(3,730)
Decrease in accrued expenses	(6,396)
Net cash provided by operating activities	1,296,382
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	5,908,151
Cost of shares repurchased	(5,075,506)
Distributions paid to shareholders, net of reinvestments	(2,073,731)
Borrowings from line of credit	14,175,000
Payments for line of credit	(13,150,000)
Net cash used for financing activities	(216,086)

Net increase in cash	1,080,296

Cash:
Beginning of period	(138,616)
End of period	$941,680

End of Period Cash Balances:
Cash	1,247,372
Due to broker	(305,692)
End of period	$941,680

Reinvestment of Distributions	211,748
Cash paid during the period for interest expense	432,671

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Financial Highlights

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For The Period September 29, 2021* Through March 31, 2022
Net asset value, beginning of year/period	$9.98	$10.00	$10.14	$10.00
Income from Investment Operations:
Net investment income[1]	0.40	0.76	0.56	0.10
Net realized and unrealized gain/loss on investments	(0.01)	(0.12)	0.05	0.12
Total from investment operations	0.39	0.64	0.61	0.22

Less Distributions:
From net investment income	(0.35)	(0.05)	(0.19)	–
From return of capital	–	(0.61)	(0.56)	(0.08)
Total distributions	(0.35)	(0.66)	(0.75)	(0.08)

Net asset value, end of year/period	$10.02	$9.98	$10.00	$10.14

Total return	3.95%[2]	6.48%	6.26%	2.17%[2]

Ratios and Supplemental Data:(3)
Net assets, end of year/period (in thousands)	$66,398	$64,970	$57,694	$21,325
Gross investment income (loss) to average net assets	7.47%[4]	7.00%	4.85%	(0.42)%[4]
Net investment income to average net assets	7.99%[4]	7.49%	5.54%	1.89%[4]
Ratio of gross expenses to average net assets	3.35%[4,5]	2.93%[5]	2.91%[5]	3.81%[4,5]
Ratio of net expenses to average net assets	2.83%[4,5]	2.44%[5]	2.22%[5]	1.50%[4,5]
Expense Waiver	(0.52)%	(0.49)%	(0.69)%	(2.31)%

Portfolio turnover rate	7%[2]	0%	7%	2%[2]

Senior Securities
Total borrowings (000’s omitted)	$11,525	$10,500	$7,525	$–
Asset coverage per $1,000 unit of Senior indebtedness[6]	$6,761	$7,188	$8,667	$–

*	Commencement of operations.

[1]	Based on average shares outstanding for the period.

[2]	Not annualized.

[3]

The expense and net investment income/loss ratios do not directly reflect the expenses of the underlying funds in which the Fund invests. The Fund invests in each underlying fund based upon its net asset value, inclusive of management fees, which typically range from 0% to 1.8% on an annualized basis. The Fund’s Total Return is reported net of all fees and expenses.

[4]	Annualized.

[5]

If line of credit interest expense and interest expense had been excluded, the expense ratios would have been lowered by 1.33,%, 0.94% and 0.72% for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and for the year ended March 31, 2023. Excluding these expenses, the ratio of net expenses to average net assets for the six months ended September 30, 2024, fiscal year ended March 31, 2024 and for the year ended March 31, 2023 would equal 1.50%. For the period ending March 31, 2022, the ratios would have been lowered by 0.00%.

[6]

Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying Notes to Financial Statements.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited)

Note 1 – Organization

Thirdline Real Estate Income Fund (the “Trust” or the “Fund”), a Delaware statutory trust registered under the Securities Act of 1933 (the “Securities Act”) and Investment Company Act of 1940 (the “Investment Company Act”) on April 7, 2021 as a closed-end, non-diversified management investment company that is operated as an “interval fund”. The Fund commenced operations on September 29, 2021.

The Fund’s investment objective is to generate current income with low volatility and low correlation to broader equity and bond markets. As a secondary objective, the Fund also seeks moderate long-term capital appreciation. The Fund pursues its investment objectives by investing, under normal circumstances, at least 80% of assets, including the amount of any borrowings for investment purposes, in real estate investments which may include common stock, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt issued by: private real estate investment funds; non-traded unregistered real estate investment trusts; publicly registered real estate investment trusts; exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate. The Fund does not intend to focus on any one sector of the real estate industry, and, at times, the Fund’s investments may be positioned in any one or more of the many sectors including, but not limited to, multi-family, industrial, office, retail, hospitality, residential, medical, self-storage, data centers, cell towers, manufactured housing, land, and infrastructure.

Note 2 – Significant Accounting Policies

Basis of Preparation and Use of Estimates - The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Valuation - The net asset value (“NAV”) of the Fund’s Shares is determined daily, as of the close of regular trading on the NASDAQ (normally, 4:00 p.m., Eastern time). Each Share is offered at the NAV next calculated after receipt of the purchase in good order. The price of the Shares increases or decreases on a daily basis according to the NAV of the Shares. The NAV of the Fund will equal, unless otherwise noted, the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

The Fund values its investments daily at fair value. If market quotations are not readily available (as in the case of private real estate investment funds and private direct real estate investments) securities are valued at fair value in accordance with pricing and valuation procedures adopted by the Fund’s Board of Trustees (the “Board”). In accordance with Rule 2a-5 under the 1940 Act, which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements, the Board designated Thirdline Capital Management, LLC (the “Adviser”) as the Fund’s valuation designee (as defined in the rule). The valuation designee is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate the Fund’s NAV. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) common factors including, but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which may include, but are not limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser will also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of private real estate investment funds may be available on no more than a quarterly basis.

The fair value of a private real estate investment fund ordinarily will be the NAV of that investment determined and reported by the investment in accordance with the valuation policies established by the investment and/or its Investment Manager, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 2 – Significant Accounting Policies (continued)

expect to receive the NAV of its interests amount from the investment if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In particular, FASB Topic 820, Fair Value Measurements (“FASB ASC 820”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment by the Fund can be found in the Schedule of Investments.

Due to the nature of the investments, changes in market conditions and the economic environment may significantly impact the value of the investments and the fair value of the Fund’s interests in the investments. Under some circumstances, the Adviser may determine, based on other information available to the Adviser, that an investment’s reported valuation does not represent fair value. If it is determined that the investment’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. In addition, the Fund may not have an investment’s reported valuation as of a particular fiscal period end. In such cases, the Adviser would determine the fair value of such an investment based on any relevant information available at the time.

Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Adviser shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.

Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the NASDAQ are valued at the NASDAQ official closing price.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Adviser deems appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Adviser believes reflect most closely the value of such securities.

Options are valued at the mean of the last quoted bid and ask prices as of the close of regular trading on the primary exchange in which they trade. If there is no recent bid price for an option, the ask price will be used. In determining prices for exchange-listed options, pricing will be based on prices as reported on the option’s primary exchange.

Federal Income Taxes - The Fund intends to continue to be taxed as a real estate investment trust (“REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund operates in such a manner to qualify for taxation as a REIT. The Fund’s qualification for taxation as a REIT will depend upon its ability to meet the various and complex REIT qualification tests imposed under the Code. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies for taxation as a REIT, it generally will be allowed to deduct dividends paid to its Shareholders and, as a result, it generally will not be subject to U.S. federal income tax on that portion of its ordinary income and any net capital gain that it annually distributes to its Shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions (at least 90% of the Fund’s annual REIT taxable income) to its Shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements. Even if the Fund qualifies for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 2 – Significant Accounting Policies (continued)

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

Management of the Fund has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended September 30, 2024, and fiscal year ended March 31, 2024, the Fund did not incur any interest or penalties.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Security Transactions and Investment Income - The Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund’s transactions are determined on a specific identification basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund accounts for capital gain distributions from private investment funds based on the nature of such distributions as determined by each underlying private investment fund. Capital gain distributions received, if any, are recorded as capital gains as soon as this information is available to the Fund and its service providers.

Fees and Expenses - The Fund will bear all expenses incurred in the business of the Fund.

The Fund will also indirectly bear a portion of the income and expenses of private real estate investment funds, non-traded unregistered real estate investment trusts, publicly registered real estate investment trusts, exchange traded funds, index mutual funds, and other investment vehicles such as closed-end funds, publicly traded partnerships and mutual funds that invest principally, directly or indirectly, in real estate. That income and those expenses are recorded in the Fund’s financial statements as change in unrealized appreciation/depreciation and not as income or expense on the Statement of Operations.

Dividend Reinvestment - The Fund provides distribution options for its Shareholders. Under these options, if the Fund declares a distribution, then a Shareholder’s distribution will be automatically reinvested in additional Shares unless the Shareholder has specifically elected in its application (or otherwise) to receive cash. Pursuant to the dividend reinvestment policy, a Shareholder will receive additional Shares, including fractions of Shares, at a price equal to the NAV per Share on the date of distribution. The automatic reinvestment of distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Note 3 – Investment Advisory and Other Agreements

The Adviser is a limited liability company organized under the laws of the Commonwealth of Virginia, serves as the investment adviser to the Fund and is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940. The Fund has entered into an investment advisory agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.98% of the Fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement the Adviser has contractually agreed to waive its advisory fee and/or pay or reimburse the ordinary annual operating expenses of the Fund (including organization and offering costs, but excluding brokerage commissions, dividend expense on securities sold short, borrowing costs related to short-selling securities, interest expense, acquired fund fees and expenses, and extraordinary or non-routine expenses such as litigation expenses, taxes related to a failure to qualify as a REIT or meet distribution requirements and IRS or federal agency fees or charges, any fees related to directly-held property by the Fund, which includes investments through a joint-venture or wholly-owned subsidiary) to the extent necessary to limit the Fund’s Operating Expenses to 1.50% of the Fund’s average daily net assets. The Adviser is entitled to seek reimbursement from the Fund of fees waived or expenses paid or reimbursed to the Fund for a period

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 3 – Investment Advisory and Other Agreements (continued)

ending three years after the date of the waiver, payment or reimbursement, subject to the limitation that a reimbursement will not cause the Fund’s Operating Expenses to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or expenses paid or reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The Expense Limitation Agreement shall become effective and shall remain in effect for one year from the effective date of the advisory agreement and thereafter shall continue in effect from year to year for successive one-year periods provided that such continuance is approved at least annually by the Board, unless sooner terminated. As of September 30, 2024, reimbursements that may potentially be made by the Fund to the Adviser total $955,412, which expire as follows:

March 31, 2025	$160,484
March 31, 2026	$313,704
March 31, 2027	$310,700
March 31, 2028	$170,524

UMB Fund Services, Inc. (the “Administrator”) serves as administrator, accounting agent and transfer agent to the Fund. Pursuant to the agreement with the Administrator, for the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration, fund accounting and transfer agency services.

The Fund has entered into a Custody Agreement with UMB Bank, n.a. (the “Custodian”). Under the terms of this agreement, the Custodian will serve as custodian of the Fund’s assets.

The Fund has entered into a distribution agreement with UMB Distribution Services, LLC to act as the distributor for the sale of Shares.

CCO Technology, LLC (d/b/a Joot) provides Chief Compliance Officer (“CCO”) services to the Trust.

Certain Officers of the Fund are affiliated with either the Adviser or another of the Fund’s service providers.

Note 4 – Federal Income Taxes

At March 31, 2024, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$69,988,853
Gross unrealized appreciation	$12,079,495
Gross unrealized depreciation	(6,222,821)
Net unrealized appreciation (depreciation) on investments	$5,856,674

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.

As of December 31, 2023, the components of distributable earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—

Net operating losses	(6,446,037)
Unrealized appreciation on investments	6,538,114
Total distributable earnings	$92,077

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 4 – Federal Income Taxes (continued)

The tax character of distributions paid during the tax year ended December 31, 2023 were as followed:

Distribution paid from:	2023	2022
Return of Capital	$3,887,019	$2,477,973
Total distributions	$3,887,019	$2,477,973

As of December 31, 2023, for federal income tax purposes, the Fund had $6,446,037 of net operating loss (NOL) carryforwards available to offset future income, if any, that may be carried forward indefinitely, to the extent provided by the Treasury regulations.

Note 5 – Investment Transactions

For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $7,500,000 and $5,107,286, respectively.

Note 6 – Shareholder Servicing Expenses

The Fund is subject to fees pursuant to a “Shareholder Services Plan” adopted by the Board. These fees are paid by the Fund to broker-dealers or other financial intermediaries who provide administrative support services to shareholders on behalf of the Fund. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis up to a maximum of 0.25% of its average net assets. The fees charged by the intermediaries will vary. Because these fees are paid out of the Fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the Fund and may cost you more than paying other types of fees. The Shareholder Services Plan was not adopted pursuant to Rule 12b-1 of the 1940 Act and therefore cannot be used to pay for distribution related expenses. For the period April 1, 2022 through June 30, 2022, the Fund accrued expenses under the Shareholder Services Plan of 0.25% of the Fund’s average net assets. For the period July 1, 2022 through December 31, 2023, the Fund accrued expenses under the Shareholder Services Plan of 0.05% of the Fund’s average net assets. Additional expenses of $49,740 related to the setup and maintenance of intermediaries was accrued during the Fund’s fiscal year ended March 31, 2024 while the Fund accrued expenses under the Shareholder Services Plan of 0.05% of the Fund’s average net assets. For the period January 1, 2024 through September 30, 2024, the Fund accrued expenses under the Shareholder Services Plan of 0.15% of the Fund’s average net assets. For the six months ended September 30, 2024, the Fund accrued $49,338 of expenses under the Shareholder Services Plan.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in Private Real Estate Investment Funds with a fair value of $29,700,392 are included in the table below to permit reconciliation of the fair value Hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund may invest in Private Real Estate Investment Funds that invest primarily in real estate and real estate-related investments and may include both strategies related to real estate equity and debt.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Preferred Stocks	$962,162	$—	$—	962,162
Private Direct Real Estate Investments	—	—	38,693,922	38,693,922
Private Real Estate Investment Funds	—	—	7,020,892	7,020,892
Purchased Options Contracts	7,500	—	—	7,500
Short Term Investments	92,588	—	—	92,588
Sub Total	$1,062,250	$—	$45,714,814	$46,777,064
Private Real Estate Investment Funds				$29,700,091
Total Investments				$76,477,155

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

	Private Direct Real Estate Investments	Private Real Estate Investment Funds
Beginning balance March 31, 2024	$35,431,541	$7,027,974
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Total realized gain/(loss)	—	—
Total unrealized appreciation/(depreciation)	(394,239)	(7,082)
Net return of capital	1,051,406	—
Net purchases	5,000,000	—
Net sales	(2,394,786)	—
Balance as of September 30, 2024	$38,693,922	7,020,892

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:

	Fair Value September 30, 2024	Valuation Methodologies	Unobservable Input(1)	Input Range/ Value
Private Direct Real Estate Investments	$9,490,422	Income Capitalization approach with a Waterfall analysis	Cap Rate	5.50% to 7.00% (Avg. of 6.17%)
	$29,203,500	Discounted cash flow analysis with risk profile adjustments	Discount Rate	9.83% to 24.14% (Avg. of 13.41%)
Private Real Estate Investment Funds	$922,261	Sales Comparable	Recent Share Purchase Price	N/A(2)
	6,098,631	Discounted Cash Flow Analysis with risk profile adjustments	Discount Rate	8.77% to 9.70% (Avg. of 9.24%)

(1)

Net operating income increases and cap rate decreases relative to the investment’s inception, cause increases in the valuation. Decreases in net operating income and increases in cap rate cause decreases in the valuation. Increase in discount rates cause downward valuation adjustments and decreases in discount rates cause upward valuation adjustments.

(2)	The inputs were not determined by management.

Note 8 – Derivatives and Hedging Disclosures

The Fund has adopted the disclosure provisions of FASB ASC 815, Derivatives and Hedging. Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund may at times invest in derivatives for risk management, income generation and for capital appreciation. The Fund invested in options and participated in written options during six months ended September 30. 2024

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2024 by risk category are as follows:

	Asset Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value
Equity contracts	Purchased options contracts, at value	$7,500
Total		$7,500

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 8 – Derivatives and Hedging Disclosures (continued)

The effects of derivative instruments on the Statement of Operations for the fiscal year ended September 30, 2024 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$61,454	$(67,914)
Interest contracts	(24,908)	(5,642)
Total	$36,546	$73,556

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$(4,979)	$—
Interest contracts	615	(906)
Total	$(4,364)	$(906)

The quarterly average volumes of derivative instruments as of September 30, 2024 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Notional value	$550,000
Interest contracts	Purchased options contracts	Notional value	$2,065,000
	Written options contracts	Notional value	$533,333

Note 9 – Credit Agreement

The Fund entered into a credit agreement with SouthState Bank which currently has a credit limit of $25,000,000. The Fund is charged variable interest for borrowing under this agreement based on the 30-day Secured Overnight Financing Rate plus 2.95%. This rate was 4.62% as of September 30, 2024. The credit agreement has been renewed for an additional 24 month term (through September 29, 2025) and is renewable. As compensation for holding the credit agreement available, the Fund was charged a non-refundable loan fee. In accordance with ASC 835, costs incurred by the Fund in connection with the credit agreement were recorded as a prepaid expense and recognized as prepaid expenses on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over the period of the credit agreement. For the six months ended September 30, 2024, such debt issuance costs expensed to the Fund were $6,985, which were included expenses under the Fund’s Expense Limitation Agreement. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 183 days the Fund had outstanding borrowings were 7.76%, $10,596,488, $13,625,000 and $418,166, respectively. As of September 30, 2024 the Fund had $11,525,000 of outstanding borrowings.

Note 10 – Limited Liquidity

The Fund is a closed-end interval fund and, to provide liquidity and the ability to receive NAV on a disposition of at least a portion of Shares, makes quarterly offers to repurchase Shares. No shareholder will have the right to require the Fund to repurchase its Shares, except as permitted by the Fund’s interval structure. No public market for the Shares exists, and none is expected to develop in the future. Consequently, shareholders will not be able to liquidate their investment other than as a result of repurchases of their Shares by the Fund, and then only on a limited basis.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 10 – Limited Liquidity (continued)

The Fund has adopted, pursuant to Rule 23c-3 under the Investment Company Act, a fundamental policy, which cannot be changed without shareholder approval, requiring the Fund to offer to repurchase at least 5% of its Shares at NAV on a regular schedule.

Shareholders who tender for repurchase Shares that have been held, as of the time of repurchase, less than 365 days from the purchase date will be subject to a repurchase fee (early withdrawal charge) of 1.00% of the original purchase price. The Fund may waive the repurchase fee in the following situations: (1) shareholder death or (2) shareholder disability. Any such waiver does not imply that the repurchase fee will be waived at any time in the future or that it will be waived for any other shareholder.

Data regarding the repurchase offers conducted by the Fund for the six months ended September 30, 2024 are as follows:

	Repurchase Offer #1	Repurchase Offer #2
Commencement Date	April 11, 2024	July 11, 2024
Repurchase Offer Deadline	May 16, 2024	August 15, 2024
Repurchase Pricing Date	May 16, 2024	August 15, 2024
Net Asset Value as of the Repurchase Pricing date	$10.08	$10.05
Value of Shares Repurchased	$2,359,653	$2,727,936
Shares Repurchased	234,093	271,436
Percentage of Outstanding Shares Repurchased	3.54%	4.11%
Repurchase Fees	$—	$—

Note 11 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 12 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities in an underlying fund. Issuers that are affiliates of the Fund at year-end are noted in the Fund’s Schedule of Investments. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2024:

Fund/Security Description	Value Beginning of Period	Purchases	Reductions	Return of Capital	Net Realized Gain (Loss)	Change in Yield Balance[3]	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Received[4]	Interest Income[4]
3985 N Stone Ave, LLC	$1,753,000	$—	$—	$—	$—	$—	($688,000)	$1,065,000	$—	$100,502
Baywoods Road Owner, LLC[1]	$2,195,000	—	—	—	—	—	75,000	$2,270,000	—	—
Detroit Portfolio Class A, LLC	$2,273,736	—	—	—	—	—	(2,736)	$2,271,000	—	171,764
Excelsior Sandy Springs CIV, LLC	$532,938	—	—	—	—	(347)	4,000	$536,591	19,646	—
Excelsior Stephenson Medical CIV, LLC	$720,561	—	—	—	—	1,309	8,000	$729,870	11,375	—
FC Starcast SA Investors, LLC	$1,964,000	—	—	—	—	—	27,000	$1,991,000	—	101,645
FC Starcast SA Investors, LLC	$2,233,000	—	—	(2,394,786)	161,786	—	—	—	—	51,895
NW Houston, LLC	$1,010,000	—	—	—	—	—	(35,000)	$975,000	—	30,191
Old Courthouse Owner, LLC[1]	$1,549,403	—	—	(80,000)	—	8,854	5,000	$1,483,257	41,748	—
Plymouth Heritage Apts. JV, LLC - Class B1	$2,425,000	—	—	—	—	—	12,000	$2,437,000	—	107,250
Rhino 117 South Investors LLC[1,2]	$—	2,500,000	—	(2,713,808)	213,808	—	—	—	—	102,106
Rhino 20 Ledin Investors, LLC[1]	$1,800,000	—	—	—	—	—	8,000	$1,808,000	—	107,411
River Mill Self Storage, LLC[1]	$1,478,000	200,000	—	—	—	—	22,000	$1,700,000	—	85,260
Riverwalk Acquisitions, LLC	$2,101,936	—	—	—	—	1,534	—	$2,103,470	73,573	—
SP 1001 Music Row Investors, LLC	$—	2,000,000		—	—	—	—	$2,000,000	—	62,466
Total	$22,036,574	$4,700,000	$—	($5,188,594)	$375,594	$11,351	($564,736)	$21,370,189	$146,343	$920,491

[1]	The Fund has ownership greater than 25% in the underlying entity.

[2]	The issuers weren’t affiliated as of March 31, 2024.

[3]	This column represents the change in dividends accrued, accrual adjustments, or yield balance adjustments for equity investments.

[4]	These columns represent the actual dividends received (for equity investments) and the interest income recorded (debt or debt-like investments).

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 13 – Risk Factors

Investing in the Fund involves risk, including, but not limited to the risks noted below. The risks described below are not intended to be a complete listing and explanation of the risks involved with an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the Fund’s prospectus and statement of additional information.

Real Estate Industry Concentration Risk - The Fund’ investments in real estate industry securities, either directly or through its investments in Private and Public REITs, Private Real Estate Funds and Other Public Real Estate Securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; ( vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally.

Industry Concentration – If the Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact this industry, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2024, the Fund had 115.1% of the value of its net assets invested within the real estate industry.

Issuer and Non-Diversification Risk - The value of a specific security can perform differently from the real estate market for reasons related to the performance of the investment manager, the financial leverage of the issuer, and reduced demand for the properties and services of the issuer. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence because the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Risks Related to the Fund’s Tax Status as a REIT. The Fund intends to be taxed as and to qualify for treatment each year as a REIT under the Code. However, qualification as a REIT for tax purposes involves the application of highly technical and complex Code provisions for which only a limited number of judicial or administrative interpretations exist. Notwithstanding the availability of cure provisions in the Code, various compliance requirements could be failed and could jeopardize the Fund’s REIT tax status. Failure to qualify for taxation as a REIT would cause the Fund to be taxed as a regular corporation, which would substantially reduce funds available for distributions to Shareholders. In addition, complying with the requirements to maintain its REIT tax status may cause the Fund to forego otherwise attractive opportunities or to liquidate otherwise attractive investments, adversely affect the Fund’s liquidity and force the Fund to borrow funds during unfavorable market conditions, and/or limit the Fund’s ability to hedge effectively and cause the Fund to incur tax liabilities.

Valuation Risk - The Fund is subject to valuation risk, which is the risk that one or more of the assets in which the Fund invests are priced incorrectly, due to factors such as incomplete data, market instability or human error. If the Fund ascribes a higher value to assets and their value subsequently drops or fails to rise because of market factors, returns on the Fund’s investment may be lower than expected and could experience losses.

Risks of Investing in the Equity of Private REITs - The Fund’s equity investments in private REITs will require it to bear a pro rata share of the REIT’s expenses, including management and, if applicable, performance fees. Private REITs are not subject to the leverage restrictions imposed by the 1940 Act and as a result, the Fund could be effectively leveraged in an amount exceeding the limitations imposed by the 1940 Act, which could amplify losses suffered by the Fund when compared to unleveraged investments. The private REITs will not be registered as investment companies under the 1940 Act and as a result, the Fund will not have the benefit of the 1940 Act’s protective provisions. The Fund may not have sole decision-making authority over the private REIT and may be unable to take actions to protect its interests in these investments.

Interest Rate Risk - Changes in interest rates, including changes in expected interest rates or “yield curves,” may affect the Fund’s business in a number of ways. Changes in the general level of interest rates can affect the Fund’s net interest income, which is the difference between the interest income earned on the Fund’s interest-earning assets and the interest expense incurred in connection with its interest-bearing borrowings. Changes in the level of interest rates also can affect, among other things, the Fund’s ability to acquire certain real estate industry securities at attractive prices and acquire or originate certain of the debt investments at attractive prices.

Thirdline Real Estate Income Fund

Notes to Financial Statements
September 30, 2024 (Unaudited) (Continued)

Note 13 – Risk Factors (continued)

Exchange-Traded Funds, Closed-End Funds and Mutual Funds Risk - To the extent that the Fund invests in ETFs, closed-end funds and/or mutual funds, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) that may be paid by the underlying funds. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF and/or closed-end fund carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark or the basket of securities held by the ETF, closed-end fund or mutual fund does not perform as expected for any reason, the value of the investment in the ETF, closed-end fund and/or mutual fund may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF and/or closed-end fund may not completely replicate the performance of the underlying index.

Liquidity Risk - There is currently no secondary market for Fund shares and the Fund expects that no secondary market will develop. Shares of closed-end investment companies, such as the Fund, that are traded on a secondary market may trade at a discount from their NAV per share and initial offering prices. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the shares outstanding at such time. There is no guarantee that shareholders will be able to sell the requested number of shares (or dollar amount) in a quarterly repurchase offer, regardless of market conditions, such as a downturn. As a result of the foregoing, an investment in the Fund’s shares is not suitable for investors who cannot tolerate risk of total loss or who require liquidity, other than limited liquidity provided through the Fund’s repurchase policy (repurchase at least 5% quarterly). Certain of the Fund’s investments (e.g., private real estate funds, private REITS and direct real estate holdings) are also subject to liquidity risk because they generally offer only limited redemptions. Liquidity risk exists when an investment of the Fund proves to be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Note 14 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein.

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a November 14, 2024 valuation date. Shareholders that desired to tender Shares for repurchase were required to do so on November 14, 2024. Based on shareholder demand, the Adviser determined to extend this repurchase offer to up to 7.00% of the net assets of the Fund. 151 shareholders submitted repurchase offers with a repurchase value of $4,700,285.

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Thirdline Real Estate Income Fund

Supplemental Information
September 30, 2024 (Unaudited)

At a meeting of the Board of Trustees of the Trust held on August 6, 2024, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the 1940 Act) of the Trust (the “Independent Trustees”)), approved the renewal of the Investment Advisory and Management Agreement. The Trustees met remotely in accordance with relief granted from the SEC from in-person voting requirements. In advance of the meeting, the Independent Trustees requested and received extensive materials from Thirdline Capital Management, LLC (the “Adviser” or “Thirdline”) to assist them in considering the renewal of the Advisory Agreements.

In addition to the materials prepared specifically for contract review analysis, on an ongoing basis the Trustees receive information and reports from the Adviser and other service providers to the Funds regarding the investment performance of the Funds as well as operational, compliance, marketing and other matters.

The Trustees engaged in a detailed discussion of the materials with management of the Adviser. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a review of the materials. Following this session, the full Board reconvened and approved the continuation of the Advisory Agreements.

Discussion of Factors Considered

1. The nature, extent, and quality of the services to be provided by Thirdline.

In this regard, the Board considered the responsibilities of Thirdline under the Advisory Agreement and the services provided including, without limitation, the process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; the coordination of services for the Fund among the service providers, and the marketing efforts of Thirdline to promote the Fund and grow assets. The Board considered: Thirdline’s staffing, personnel, and methods of operating, the education and experience of its personnel, and its compliance programs, policies and procedures. The Board considered that while Thirdline was only formed in 2021, the firm has consistently demonstrated the ability to provide high quality service to the Fund. The Board also considered the financial condition of Thirdline and the expense limitation agreement for the Fund. The Board considered the measures that Thirdline had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the oversight of its compliance policies and procedures. They considered the Adviser’s efforts as it relates to the valuation of Fund investments, including its willingness to work with third-party valuation experts. After reviewing the foregoing and further information from Thirdline, the Board concluded that the personnel at Thirdline have the experience and expertise to provide the Fund with the quality, extent, and nature of the services required by the Advisory Agreement.

2. Investment Performance of the Fund and Thirdline.

The Board noted that Thirdline considered the investment performance of the Fund over various periods compared to its primary benchmark and the performance the Fund’s custom peer group universe and its Morningstar peer group. The Board noted that the Fund outperformed the median performance of its Morningstar peer group for the one-year period ended June 30, 2024. They also considered that the Fund’s performance for various periods ended July 25, 2024, noting that the Fund’s performance was generally in line with average performance of its custom peer group over the one-year period and was the near the top of its custom peer group for the since inception period. The Board considered Thirdline’s management of a special purpose entity (“SPV”) that holds an individual real estate, noting that, based on representations from Thirdline, the SPV’s investment objective is materially different from the Fund’s. The Board did acknowledge the investment management and/or real estate development, financing and acquisition experience and compliance and operational experience of the team of professionals at Thirdline. The Board discussed these items with representatives of Thirdline and concluded that Thirdline was delivering acceptable performance results consistent with the long-term investment strategy being pursued by the Fund

3. The costs of services to be provided and profits to be realized by Thirdline from its relationship with the Fund.

In this regard, the Board considered: the financial condition of Thirdline and the level of commitment to the Fund by its owners and the expenses of the Fund, including the nature and frequency of advisory fee payments. The Board noted representations from Thirdline as to the level of assets under management needed in the Fund in order for it to become profitable. The Board reviewed comparative information on other registered closed-end interval funds that employ an investment strategy that is similar to the Fund. The Board considered how the Fund’s management fee compares to other similar funds, noting that the Fund’s management fee was in line with the management fees charged by the similar funds. They also compared the Fund’s expense ratio (before and after the application of the expense limitation) to the similar funds finding that the Fund’s net expense ratio was slightly higher than the median net expense ratio for its Morningstar peer group. The Board considered Thirdline’s comments on what it perceived to be inconsistencies on how certain similar funds reported expenses related to their investments in other funds. They discussed Thirdline’s expected allocation to other funds and the impact the

Thirdline Real Estate Income Fund

Supplemental Information
September 30, 2024 (Unaudited)(Continued)

underlying fees and expenses paid to such funds has on the Fund’s expense ratio. The Board also discussed the differences in the Fund’s investment strategy and process from the group of similar funds, noting that the Adviser believes the Fund was more operationally complex and expensive to operate. They noted that the Fund has more exposure to direct investments in real estate than many of its peers, which is expensive to source and evaluate. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to Thirdline were fair and reasonable.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Thirdline. The Board noted that the advisory fee does not include a breakpoint but that the effect of the expense limitation agreement entered into for the Fund would have the effect of capping the expenses at a certain level. Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with Thirdline was fair and reasonable in relation to the nature and quality of the services to be provided by Thirdline.

5. Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the substance and administration of Codes of Ethics and other relevant policies described in Thirdline’s Form ADV and compliance policies and procedures, such as personal conduct policies, personal trading policies, risk management and internal controls. The Board also considered potential benefits for Thirdline in managing the Fund. The Board noted that Thirdline represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Fund. Following further consideration and discussion, the Board indicated that Thirdline’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Thirdline from managing the Fund were satisfactory.

Conclusions. Based upon Thirdline’s presentation and the Support Materials and consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the continuance of the Advisory Agreement.

Thirdline Real Estate Income Fund

Supplemental Information
September 30, 2024 (Unaudited)(Continued)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (877) 771-7715 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (877) 771-7715 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (877) 771-7715.

Thirdline Real Estate Income Fund

Privacy Notice
September 30, 2024 (Unaudited)

FACTS	WHAT DOES THIRDLINE REAL ESTATE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Assets

● Retirement Assets

● Transaction History

● Checking Account Information

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Thirdline chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Thirdline share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-771-7715

Thirdline Real Estate Income Fund

Privacy Notice
September 30, 2024 (Unaudited)(Continued)

Page 2
Who we are
Who is providing this notice?	Thirdline Real Estate Income Fund Thirdline Capital Management, LLC
What we do
How does Thirdline protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Thirdline collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes—information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	● Companies related by common ownership or control. They can be financial and nonfinancial companies. ● None
Non-Affiliates	● Companies not related by common ownership or control. They can be financial and nonfinancial companies ● Thirdline does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Thirdline does not jointly market.

UMB Distribution Services, LLC, Distributor
P.O. Box 2175
Milwaukee, WI 53201-1811
1-888-449-4909

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is included in Item 1(a) of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Thirdline Real Estate Income Fund

By (Signature and Title)*	/s/ Charles C. Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles C. Hutchens
Charles C. Hutchens, President
(Chief Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Lawrence S. Eiben
Lawrence S. Eiben, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

*	Print the name and title of each signing officer under his or her signature.